Acquisitions Summary of Consideration Paid and Fair Value of Assets Acquired and Liabilities Assumed(Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Properties and equipment-net, at cost			$ 8,674	$ 6,909
Consideration
Cash, net of an estimated post-close settlement		$ 1,251
Fair value of WPX common stock issued		296
Total consideration		1,547
Fair value of liabilities assumed
Accounts payable		104
Accrued liabilities		74
Deferred income taxes		752
Long-term debt		990
Asset retirement obligation		23
Total liabilities assumed as of the acquisition date		1,943
Fair value of assets acquired
Cash and cash equivalents		51
Accounts receivable, net		80
Derivative assets, current		97
Derivative assets, noncurrent		34
Inventories		12
Other current assets		3
Properties and equipment(a)	[1]	3,209
Other noncurrent assets		4
Total assets acquired as of the acquisition date		3,490
Net fair value of assets and liabilities		1,547
RKI [Member]
Business Acquisition [Line Items]
Properties and equipment-net, at cost		3,209
Proved Developed Reserves [Member]
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2],[3]		5,815	4,577
Proved Developed Reserves [Member] | RKI [Member]
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2],[3]	881
Unproved Properties
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2],[4]		2,194	1,892
Unproved Properties | RKI [Member]
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2],[4]	2,168
Gathering, Processing and Other Facilities
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2]		242	183
Gathering, Processing and Other Facilities | RKI [Member]
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2]	157
Other
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2]		$ 118	$ 113
Other | RKI [Member]
Business Acquisition [Line Items]
Properties and equipment-net, at cost	[2]	$ 3

[1]	Properties and equipment reflect the following as of the acquisition date:Proved properties $881Unproved properties 2,168Gathering, processing and other facilities 157Other 3Total $3,209
[2]	Estimated useful lives are presented as of December 31, 2017.
[3]	Proved properties are depreciated, depleted and amortized using the units-of-production method (see Note 1).
[4]	Unproved properties and construction in progress are not yet subject to depreciation and depletion.